Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.3%
		Basic Materials: 0.3%
350,000	(1)	Albemarle Corp., 4.650%, 06/01/2027	$341,872	0.1
300,000		Freeport-McMoRan, Inc., 3.875%, 03/15/2023	299,682	0.1
600,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	592,141	0.1
227,000		Nucor Corp., 2.000%, 06/01/2025	211,458	0.0
			1,445,153	0.3

		Communications: 2.0%
230,000	(1)	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	227,405	0.1
387,000		Amazon.com, Inc., 4.550%, 12/01/2027	386,419	0.1
160,000		AMC Networks, Inc., 5.000%, 04/01/2024	149,880	0.0
351,000		AT&T, Inc., 1.700%, 03/25/2026	316,726	0.1
501,000		Bell Telephone Co. of Canada or Bell Canada/The, 0.750%, 03/17/2024	475,095	0.1
759,000		British Telecommunications PLC, 4.500%, 12/04/2023	752,738	0.2
337,000	(1)	Comcast Corp., 5.250%, 11/07/2025	341,789	0.1
425,000		DISH DBS Corp., 5.875%, 11/15/2024	395,800	0.1
400,000		Fox Corp., 3.050%, 04/07/2025	382,758	0.1
626,000		Fox Corp., 4.030%, 01/25/2024	619,005	0.2
523,000		Meta Platforms, Inc., 3.500%, 08/15/2027	488,320	0.1
75,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	73,669	0.0
671,000	(2)	NTT Finance Corp., 0.583%, 03/01/2024	636,380	0.2
423,000	(2)	NTT Finance Corp., 4.142%, 07/26/2024	416,550	0.1
527,000	(2)	Sky Ltd., 3.750%, 09/16/2024	514,765	0.1
386,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	351,843	0.1
600,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	550,969	0.1
300,000	(2)	Univision Communications, Inc., 5.125%, 02/15/2025	286,326	0.1
416,000		Verizon Communications, Inc., 0.850%, 11/20/2025	371,440	0.1
			7,737,877	2.0

		Consumer, Cyclical: 4.4%
325,000	(2)	7-Eleven, Inc., 0.950%, 02/10/2026	284,987	0.1
577,210		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	470,188	0.1
27,860		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	22,741	0.0
20,717		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	18,535	0.0
717,080		American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	558,297	0.1
544,000		American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	509,947	0.1
450,000	(2)	Avient Corp., 5.750%, 05/15/2025	439,524	0.1
615,000	(1),(2)	BMW US Capital LLC, 3.250%, 04/01/2025	594,055	0.2
595,000	(2)	BMW US Capital LLC, 3.900%, 04/09/2025	582,661	0.2
870,000	(2)	Daimler Trucks Finance North America LLC, 3.500%, 04/07/2025	835,313	0.2
400,000	(2)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	392,071	0.1
317,992		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	311,818	0.1
160,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	152,975	0.0
114,567		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	97,450	0.0
500,000		Ford Motor Credit Co. LLC, 4.389%, 01/08/2026	466,878	0.1
400,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	395,620	0.1
861,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	841,461	0.2
478,000		General Motors Financial Co., Inc., 2.350%, 02/26/2027	418,116	0.1
370,000		General Motors Financial Co., Inc., 3.800%, 04/07/2025	357,476	0.1
439,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	432,692	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
543,000	(2)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	$484,346	0.1
800,000	(2)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	793,844	0.2
644,000		Honda Motor Co. Ltd., 2.534%, 03/10/2027	589,327	0.2
505,000	(2)	Hyundai Capital America, 1.300%, 01/08/2026	442,190	0.1
900,000	(2)	International Game Technology PLC, 4.125%, 04/15/2026	840,559	0.2
800,000		Lennar Corp., 4.500%, 04/30/2024	789,722	0.2
227,000		Lowe's Cos, Inc., 3.350%, 04/01/2027	213,445	0.1
900,000	(2)	Mattel, Inc., 3.375%, 04/01/2026	828,634	0.2
323,999	(2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	322,833	0.1
1,002,000		Ross Stores, Inc., 4.600%, 04/15/2025	996,289	0.3
900,000	(2)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	897,435	0.2
400,000		TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 06/15/2024	398,674	0.1
11,181		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	10,836	0.0
154,125		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	152,172	0.0
148,472		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	143,745	0.0
677,000	(2)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	610,622	0.2
600,000	(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	592,268	0.2
			17,289,746	4.4

		Consumer, Non-cyclical: 3.8%
939,000		AbbVie, Inc., 2.600%, 11/21/2024	898,979	0.2
683,000		Altria Group, Inc., 2.350%, 05/06/2025	643,926	0.2
390,000		AmerisourceBergen Corp., 0.737%, 03/15/2023	386,745	0.1
598,000		BAT International Finance PLC, 1.668%, 03/25/2026	530,539	0.1
466,000		Baxter International, Inc., 1.322%, 11/29/2024	434,162	0.1
363,000	(1)	Boston Scientific Corp., 1.900%, 06/01/2025	339,153	0.1
494,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	450,322	0.1
194,000	(2)	Cargill, Inc., 3.500%, 04/22/2025	187,886	0.1
237,000	(2)	Cargill, Inc., 3.625%, 04/22/2027	226,818	0.1
800,000		Cigna Corp., 1.250%, 03/15/2026	713,663	0.2
283,000	(2)	CSL Finance PLC, 3.850%, 04/27/2027	271,168	0.1
566,000	(2)	Element Fleet Management Corp., 3.850%, 06/15/2025	536,412	0.1
1,000,000		Elevance Health, Inc., 2.375%, 01/15/2025	950,033	0.2
327,000	(2)	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	329,365	0.1
829,000		Global Payments, Inc., 1.200%, 03/01/2026	723,516	0.2
900,000		HCA, Inc., 5.875%, 02/15/2026	906,586	0.2
541,000	(2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	497,526	0.1
483,000		Illumina, Inc., 0.550%, 03/23/2023	478,092	0.1
539,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	522,405	0.1
998,000	(2)	Mylan, Inc., 3.125%, 01/15/2023	997,246	0.3
203,000		Mylan, Inc., 4.200%, 11/29/2023	200,987	0.1
535,000		PerkinElmer, Inc., 0.850%, 09/15/2024	496,117	0.1
144,000		RELX Capital, Inc., 3.500%, 03/16/2023	143,430	0.0
906,000		Royalty Pharma PLC, 0.750%, 09/02/2023	877,956	0.2
504,000	(2)	S&P Global, Inc., 2.450%, 03/01/2027	461,044	0.1
1,049,000	(2)	Triton Container International Ltd., 1.150%, 06/07/2024	970,687	0.3
594,000		Viatris, Inc., 1.650%, 06/22/2025	538,511	0.1
327,000		Zoetis, Inc., 5.400%, 11/14/2025	333,889	0.1
			15,047,163	3.8

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 1.8%
375,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	$336,623	0.1
571,000	(1)	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	531,758	0.1
668,000		Enbridge, Inc., 0.550%, 10/04/2023	646,010	0.2
1,266,000		Energy Transfer L.P., 4.250%, 03/15/2023	1,263,007	0.3
358,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	338,943	0.1
243,000		Equinor ASA, 2.875%, 04/06/2025	233,056	0.1
430,000		Kinder Morgan, Inc., 1.750%, 11/15/2026	380,148	0.1
825,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	802,246	0.2
347,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	343,926	0.1
497,000		Phillips 66, 3.850%, 04/09/2025	485,217	0.1
209,000		Pioneer Natural Resources Co., 0.550%, 05/15/2023	205,589	0.0
449,000		Pioneer Natural Resources Co., 1.125%, 01/15/2026	400,684	0.1
300,000		TransCanada PipeLines Ltd., 1.000%, 10/12/2024	277,857	0.1
801,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	792,699	0.2
			7,037,763	1.8

		Financial: 17.9%
427,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	394,152	0.1
604,000		Ally Financial, Inc., 3.875%, 05/21/2024	588,258	0.2
329,000		American Express Co., 2.500%, 07/30/2024	316,604	0.1
481,000		American Express Co., 5.850%, 11/05/2027	501,600	0.1
394,000		American Tower Corp., 3.650%, 03/15/2027	368,575	0.1
766,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	734,373	0.2
760,000	(2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	747,130	0.2
517,000	(2)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	471,655	0.1
400,000	(3)	Banco Bilbao Vizcaya Argentaria SA, 5.862%, 09/14/2026	400,288	0.1
1,556,000	(3)	Bank of America Corp., 0.810%, 10/24/2024	1,492,463	0.4
1,266,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	1,187,568	0.3
1,000,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	923,013	0.2
215,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	190,452	0.1
329,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	305,645	0.1
1,016,000	(3)	Bank of America Corp., 3.384%, 04/02/2026	971,179	0.2
34,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	30,845	0.0
187,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	186,309	0.0
54,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	50,053	0.0
341,000	(3)	Bank of America Corp., 4.376%, 04/27/2028	326,633	0.1
206,000	(3)	Bank of New York Mellon Corp./The, 4.414%, 07/24/2026	203,062	0.1
539,000		Bank of Nova Scotia/The, 0.700%, 04/15/2024	509,638	0.1
534,000		Bank of Nova Scotia/The, 1.450%, 01/10/2025	497,036	0.1
735,000		Bank of Nova Scotia/The, 3.450%, 04/11/2025	707,953	0.2
337,000	(2)	Blackstone Holdings Finance Co. LLC, 5.900%, 11/03/2027	340,104	0.1
595,000	(2)	BPCE SA, 5.700%, 10/22/2023	590,706	0.2
1,010,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	994,797	0.3
437,000		Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	419,716	0.1
210,000		Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	205,310	0.1
284,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	247,706	0.1
539,000	(3)	Capital One Financial Corp., 4.166%, 05/09/2025	526,775	0.1
366,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	360,869	0.1
615,000	(2)	CNO Global Funding, 1.650%, 01/06/2025	570,237	0.1
550,000	(2),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	495,011	0.1
457,000	(2)	Corebridge Financial, Inc., 3.650%, 04/05/2027	426,699	0.1
500,000	(2),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	456,208	0.1
121,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	108,997	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,500,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	$1,399,582	0.4
338,000	(2),(3)	Danske Bank A/S, 3.773%, 03/28/2025	327,666	0.1
311,000	(2),(3)	Danske Bank A/S, 4.298%, 04/01/2028	286,424	0.1
801,000	(3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	773,845	0.2
853,000		Discover Financial Services, 3.950%, 11/06/2024	830,872	0.2
561,000	(2),(3)	DNB Bank ASA, 2.968%, 03/28/2025	541,382	0.1
636,000	(2),(3)	DNB Bank ASA, 5.896%, 10/09/2026	636,678	0.2
469,000		Equinix, Inc., 1.250%, 07/15/2025	424,508	0.1
859,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	848,172	0.2
1,430,000	(2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,333,942	0.3
432,000	(2)	Five Corners Funding Trust, 4.419%, 11/15/2023	428,428	0.1
600,000	(2)	GA Global Funding Trust, 3.850%, 04/11/2025	575,603	0.1
257,000	(3)	Goldman Sachs Group, Inc./The, 0.925%, 10/21/2024	246,286	0.1
319,000	(3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	284,487	0.1
292,000		Hanover Insurance Group, Inc./The, 4.500%, 04/15/2026	286,059	0.1
300,000	(2)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	261,057	0.1
1,123,000	(3)	HSBC Holdings PLC, 0.732%, 08/17/2024	1,082,412	0.3
321,000	(3)	HSBC Holdings PLC, 1.162%, 11/22/2024	305,849	0.1
1,000,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	903,437	0.2
407,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	382,508	0.1
535,000	(3)	ING Groep NV, 4.017%, 03/28/2028	501,066	0.1
642,000		Jackson Financial, Inc., 1.125%, 11/22/2023	618,390	0.2
1,340,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	1,249,792	0.3
1,120,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,044,650	0.3
609,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	528,027	0.1
376,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	330,810	0.1
897,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	833,446	0.2
32,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	30,177	0.0
152,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	143,026	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	990,287	0.3
17,000	(3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	16,224	0.0
1,411,000	(3)	JPMorgan Chase & Co., 5.546%, 12/15/2025	1,412,100	0.4
297,000		KeyBank NA/Cleveland OH, 4.390%, 12/14/2027	286,171	0.1
664,000	(3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	651,291	0.2
491,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	475,509	0.1
1,047,000	(2)	LSEGA Financing PLC, 0.650%, 04/06/2024	983,383	0.3
1,024,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	1,013,363	0.3
406,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	391,951	0.1
404,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	371,724	0.1
400,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	363,605	0.1
316,000	(3)	Mitsubishi UFJ Financial Group, Inc., 4.788%, 07/18/2025	313,042	0.1
400,000	(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	386,141	0.1
200,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	188,903	0.1
1,037,000		Mizuho Financial Group, Inc., 5.387%, (US0003M + 0.630%), 05/25/2024	1,031,440	0.3
1,463,000	(1),(3)	Morgan Stanley, 0.790%, 05/30/2025	1,360,916	0.3
1,097,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	1,038,258	0.3
1,086,000	(3)	Morgan Stanley, 1.164%, 10/21/2025	1,000,400	0.3
132,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	114,709	0.0
426,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	379,118	0.1
173,000	(3)	Morgan Stanley, 2.720%, 07/22/2025	165,494	0.0
329,000		Morgan Stanley, 4.000%, 07/23/2025	321,587	0.1
374,000		National Australia Bank Ltd./New York, 3.500%, 06/09/2025	362,919	0.1
487,000		National Bank of Canada, 0.750%, 08/06/2024	453,252	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
258,000	(2)	Nationwide Building Society, 1.500%, 10/13/2026	$222,696	0.1
1,200,000	(3)	NatWest Group PLC, 2.359%, 05/22/2024	1,182,999	0.3
398,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	389,385	0.1
900,000		Navient Corp., 6.750%, 06/25/2025	865,492	0.2
403,000	(2)	Nordea Bank Abp, 0.625%, 05/24/2024	377,401	0.1
374,000	(2)	Nordea Bank Abp, 3.600%, 06/06/2025	361,250	0.1
520,000	(2)	Nordea Bank Abp, 5.375%, 09/22/2027	523,299	0.1
804,000		Old Republic International Corp., 4.875%, 10/01/2024	799,805	0.2
600,000		OneMain Finance Corp., 6.875%, 03/15/2025	577,743	0.1
198,000	(2)	Pacific Life Global Funding II, 1.200%, 06/24/2025	179,676	0.0
255,000	(2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	225,155	0.1
600,000	(1)	Royal Bank of Canada, 1.150%, 06/10/2025	549,738	0.1
275,000		Royal Bank of Canada, 1.150%, 07/14/2026	242,498	0.1
533,000		Royal Bank of Canada, 1.600%, 01/21/2025	498,166	0.1
210,000		Royal Bank of Canada, 4.408%, (US0003M + 0.660%), 10/05/2023	210,026	0.1
506,000	(1)	Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	487,925	0.1
810,000	(2)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	750,116	0.2
534,000	(2)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	516,469	0.1
544,000	(2),(3)	Societe Generale SA, 2.226%, 01/21/2026	500,721	0.1
572,000	(2)	Standard Chartered PLC, 3.950%, 01/11/2023	571,753	0.1
950,000	(2)	Starwood Property Trust, Inc., 3.625%, 07/15/2026	832,433	0.2
394,000		Sumitomo Mitsui Financial Group, Inc., 1.474%, 07/08/2025	359,361	0.1
750,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	719,687	0.2
535,000	(2)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	494,526	0.1
533,000	(2)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	516,804	0.1
1,000,000	(2)	Swedbank AB, 0.600%, 09/25/2023	967,053	0.2
447,000	(2)	Swedbank AB, 3.356%, 04/04/2025	430,002	0.1
535,000		Toronto-Dominion Bank/The, 0.700%, 09/10/2024	498,234	0.1
533,000	(1)	Toronto-Dominion Bank/The, 1.450%, 01/10/2025	496,724	0.1
519,000		Toronto-Dominion Bank/The, 3.766%, 06/06/2025	504,144	0.1
515,000	(2)	UBS AG/London, 0.700%, 08/09/2024	480,201	0.1
1,000,000	(2),(3)	UBS Group AG, 1.008%, 07/30/2024	972,573	0.2
451,000	(2),(3)	UBS Group AG, 4.488%, 05/12/2026	441,197	0.1
539,000	(2),(3)	UBS Group AG, 4.490%, 08/05/2025	530,077	0.1
900,000	(2)	VICI Properties L.P. / VICI Note Co., Inc., 3.500%, 02/15/2025	850,014	0.2
700,000	(2)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	672,035	0.2
200,000	(2)	VICI Properties L.P. / VICI Note Co., Inc., 5.625%, 05/01/2024	198,427	0.1
88,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	82,105	0.0
503,000	(3)	Wells Fargo & Co., 2.188%, 04/30/2026	468,554	0.1
399,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	377,600	0.1
			70,282,051	17.9

		Industrial: 1.6%
600,000		Ball Corp., 4.875%, 03/15/2026	582,210	0.1
830,000		Boeing Co/The, 4.875%, 05/01/2025	824,392	0.2
900,000	(2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	821,606	0.2
433,000	(2)	Graphic Packaging International LLC, 0.821%, 04/15/2024	405,457	0.1
665,000		Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	645,857	0.2
136,000	(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	135,582	0.0
700,000		Republic Services, Inc., 2.500%, 08/15/2024	671,236	0.2
300,000	(2)	Sealed Air Corp., 5.500%, 09/15/2025	296,207	0.1
350,000	(2)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	298,365	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
829,000		Teledyne Technologies, Inc., 0.950%, 04/01/2024	$783,545	0.2
750,000	(2)	TransDigm, Inc., 8.000%, 12/15/2025	762,742	0.2
			6,227,199	1.6

		Technology: 2.8%
900,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	901,494	0.2
332,000		CGI, Inc., 1.450%, 09/14/2026	294,042	0.1
992,000		Fidelity National Information Services, Inc., 0.600%, 03/01/2024	939,092	0.2
308,000		Fidelity National Information Services, Inc., 4.700%, 07/15/2027	300,989	0.1
941,000		Fiserv, Inc., 2.750%, 07/01/2024	909,575	0.2
954,000		HP, Inc., 2.200%, 06/17/2025	892,160	0.2
514,000		International Business Machines Corp., 4.000%, 07/27/2025	506,167	0.1
308,000		International Business Machines Corp., 6.500%, 01/15/2028	329,798	0.1
505,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	412,629	0.1
900,000		Microchip Technology, Inc., 4.250%, 09/01/2025	874,571	0.2
909,000		NetApp, Inc., 1.875%, 06/22/2025	835,710	0.2
832,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	783,940	0.2
447,000		Oracle Corp., 1.650%, 03/25/2026	400,677	0.1
282,000		Oracle Corp., 2.500%, 04/01/2025	266,129	0.1
570,000		Oracle Corp., 2.650%, 07/15/2026	524,623	0.1
615,000		Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	592,394	0.2
703,000		VMware, Inc., 1.000%, 08/15/2024	654,566	0.2
380,000		VMware, Inc., 1.400%, 08/15/2026	331,747	0.1
262,000		Workday, Inc., 3.500%, 04/01/2027	245,253	0.1
			10,995,556	2.8

		Utilities: 3.7%
467,000	(2)	AEP Texas, Inc., 3.850%, 10/01/2025	449,032	0.1
360,000		AES Corp./The, 1.375%, 01/15/2026	320,063	0.1
269,000	(2)	AES Corp./The, 3.300%, 07/15/2025	254,103	0.1
522,000	(1)	Alabama Power Co., 3.750%, 09/01/2027	501,024	0.1
497,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	478,624	0.1
507,000		American Electric Power Co., Inc., 2.031%, 03/15/2024	489,078	0.1
258,000	(2)	Aquarion Co., 4.000%, 08/15/2024	253,558	0.1
152,000		Arizona Public Service Co., 3.350%, 06/15/2024	147,212	0.0
282,000		Avangrid, Inc., 3.200%, 04/15/2025	269,732	0.1
363,000		Black Hills Corp., 1.037%, 08/23/2024	338,756	0.1
955,000	(2)	Dominion Energy, Inc., 2.450%, 01/15/2023	954,017	0.2
524,000	(3)	DTE Energy Co., 4.220%, 11/01/2024	515,442	0.1
418,000		Duke Energy Corp., 4.300%, 03/15/2028	402,980	0.1
930,000	(2)	East Ohio Gas Co/The, 1.300%, 06/15/2025	843,520	0.2
497,000	(2)	Enel Finance International NV, 6.800%, 10/14/2025	510,870	0.1
835,000		Entergy Corp., 0.900%, 09/15/2025	744,386	0.2
303,000		Eversource Energy, 2.900%, 03/01/2027	279,419	0.1
478,000		Interstate Power and Light Co., 3.250%, 12/01/2024	461,441	0.1
317,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	307,381	0.1
376,000	(1)	National Rural Utilities Cooperative Finance Corp., 1.875%, 02/07/2025	352,899	0.1
536,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	475,143	0.1
327,000		NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	322,066	0.1
559,000		NiSource, Inc., 0.950%, 08/15/2025	504,466	0.1
377,000	(2)	NRG Energy, Inc., 3.750%, 06/15/2024	363,311	0.1
883,000		OGE Energy Corp., 0.703%, 05/26/2023	867,487	0.2
703,626		PG&E Wildfire Recovery Funding LLC, 3.594%, 06/01/2032	667,275	0.2
180,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	177,783	0.1
255,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	237,735	0.1
1,378,000		Southern Co/The, 0.600%, 02/26/2024	1,307,665	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
317,000	(2)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	$306,297	0.1
332,000	(2)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	326,456	0.1
46,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	46,038	0.0
64,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	64,801	0.0
			14,540,060	3.7

	Total Corporate Bonds/Notes
	(Cost $159,619,407)		150,602,568	38.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
1,000,000	(2)	Connecticut Avenue Securities Trust 2021-R01 1M2, 5.478%, (SOFR30A + 1.550%), 10/25/2041	975,245	0.3
32,433	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 6.489%, (US0001M + 2.100%), 09/25/2039	32,390	0.0
77,401		Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	71,118	0.0
5,551		Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	5,507	0.0
13,622		Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	13,318	0.0
386,716		Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	372,449	0.1
996,155		Freddie Mac 3049 XF, 4.668%, (US0001M + 0.350%), 05/15/2033	981,835	0.3
140,315		Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	143,342	0.0
479,746		Freddie Mac REMICS 3255 FA, 4.598%, (US0001M + 0.280%), 12/15/2036	468,991	0.1
27,541		Freddie Mac REMICS 3747 FA, 4.818%, (US0001M + 0.500%), 10/15/2040	27,106	0.0
1,400,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 6.178%, (SOFR30A + 2.250%), 08/25/2033	1,321,318	0.3
238,907	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2, 6.528%, (SOFR30A + 2.600%), 11/25/2050	238,541	0.1
800,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 6.228%, (SOFR30A + 2.300%), 08/25/2033	791,479	0.2
4,053,421		Ginnie Mae 2015-H32 FH, 4.502%, (US0001M + 0.660%), 12/20/2065	4,027,235	1.0
389,546		Ginnie Mae Series 2010-H03 FA, 4.605%, (US0001M + 0.550%), 03/20/2060	387,336	0.1
33,377		Ginnie Mae Series 2010-H10 FC, 5.055%, (US0001M + 1.000%), 05/20/2060	33,384	0.0
1,959,702		Ginnie Mae Series 2010-H11 FA, 5.055%, (US0001M + 1.000%), 06/20/2060	1,960,513	0.5
248,326		Ginnie Mae Series 2011-H03 FA, 4.342%, (US0001M + 0.500%), 01/20/2061	246,599	0.1
72,285		Ginnie Mae Series 2011-H05 FA, 4.342%, (US0001M + 0.500%), 12/20/2060	71,814	0.0
100,065		Ginnie Mae Series 2011-H05 FB, 4.342%, (US0001M + 0.500%), 12/20/2060	99,271	0.0
526,576		Ginnie Mae Series 2011-H06 FA, 4.292%, (US0001M + 0.450%), 02/20/2061	522,349	0.1
50,967		Ginnie Mae Series 2011-H07 FA, 4.342%, (US0001M + 0.500%), 02/20/2061	50,593	0.0
119,081		Ginnie Mae Series 2011-H08 FD, 4.342%, (US0001M + 0.500%), 02/20/2061	118,219	0.0
442,688		Ginnie Mae Series 2011-H08 FG, 4.322%, (US0001M + 0.480%), 03/20/2061	439,366	0.1
614,364		Ginnie Mae Series 2011-H09 AF, 4.342%, (US0001M + 0.500%), 03/20/2061	610,329	0.2
47,132		Ginnie Mae Series 2011-H11 FB, 4.342%, (US0001M + 0.500%), 04/20/2061	46,824	0.0
143,321		Ginnie Mae Series 2012-H18 NA, 4.362%, (US0001M + 0.520%), 08/20/2062	142,377	0.0
1,336,914		Ginnie Mae Series 2012-H23 SA, 4.372%, (US0001M + 0.530%), 10/20/2062	1,329,003	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
800,182		Ginnie Mae Series 2012-H23 WA, 4.362%, (US0001M + 0.520%), 10/20/2062	$794,454	0.2
340,511		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	313,893	0.1
224,033	(3)	Ginnie Mae Series 2014-53 JM, 7.014%, 04/20/2039	234,674	0.1
3,836,086		Ginnie Mae Series 2016-H16 FE, 3.155%, (US0012M + 0.380%), 06/20/2066	3,779,596	1.0
1,293,130		Ginnie Mae Series 2017-H06 FE, 4.392%, (US0001M + 0.550%), 02/20/2067	1,282,343	0.3
1,202,675		Ginnie Mae Series 2017-H07 FG, 4.302%, (US0001M + 0.460%), 02/20/2067	1,193,184	0.3

	Total Collateralized Mortgage Obligations
	(Cost $23,520,996)		23,125,995	5.9

U.S. TREASURY OBLIGATIONS: 25.4%
		U.S. Treasury Notes: 25.4%
8,403,100		0.125%,05/31/2023	8,253,256	2.1
37,946,600	(1)	1.625%,10/31/2023	37,006,831	9.4
3,876,900		2.875%,06/15/2025	3,747,569	1.0
867,000		3.875%,11/30/2027	862,394	0.2
3,245,900		3.875%,12/31/2027	3,227,642	0.8
35,281,000		4.000%,12/15/2025	35,060,494	8.9
11,799,000		4.250%,12/31/2024	11,758,902	3.0

	Total U.S. Treasury Obligations
	(Cost $100,484,226)		99,917,088	25.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.1%
604,500	(2)	AREIT 2019-CRE3 C Trust, 6.340%, (TSFR1M + 2.015%), 09/14/2036	579,950	0.1
4,000,000	(2)	BBCMS Trust 2021-AGW E, 7.468%, (US0001M + 3.150%), 06/15/2036	3,527,859	0.9
1,000,000	(2)	BDS 2018-FL8 E, 6.589%, (US0001M + 2.250%), 01/18/2036	912,298	0.2
2,917,000	(2)	BHMS 2018-ATLS C, 6.218%, (US0001M + 1.900%), 07/15/2035	2,742,795	0.7
1,550,000	(2)	BX Trust 2021-ARIA C, 5.964%, (US0001M + 1.646%), 10/15/2036	1,448,381	0.4
1,453,188	(2)	BX Trust 2022-PSB A, 6.787%, (TSFR1M + 2.451%), 08/15/2039	1,452,144	0.4
360,000	(2)	CGDB Commercial Mortgage Trust 2019-MOB F, 6.868%, (US0001M + 2.550%), 11/15/2036	332,012	0.1
2,000,000	(2),(3)	COMM 2013-CCRE11 C Mortgage Trust, 5.118%, 08/10/2050	1,933,727	0.5
120,000	(2),(3)	COMM 2013-CR10 E Mortgage Trust, 4.869%, 08/10/2046	110,901	0.0
380,000	(2),(3)	COMM 2013-SFS A2 Mortgage Trust, 2.987%, 04/12/2035	375,178	0.1
800,000	(2)	CSWF 2021-SOP2 D, 6.635%, (US0001M + 2.317%), 06/15/2034	718,271	0.2
2,200,000	(2),(4),(5)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,118,403	0.3
548,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.500%, 11/29/2050	360,160	0.1
710,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.660%, 11/29/2050	447,425	0.1
5,477		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	5,429	0.0
3,807		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	3,781	0.0
67,188		Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	64,188	0.0
17,053		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	16,667	0.0
5,677		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	5,564	0.0
6,277		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	6,199	0.0
65,682		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	63,374	0.0
33,267		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	32,701	0.0
8,021		Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	7,905	0.0
330,000	(2)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	298,650	0.1
1,039,000	(2),(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	990,253	0.3
1,070,000	(2)	GS Mortgage Securities Corp. Trust 2019-70P C, 5.818%, (US0001M + 1.500%), 10/15/2036	996,894	0.3
190,000	(2)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	172,506	0.0
330,000	(2)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	303,377	0.1
210,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.181%, 12/15/2047	195,247	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
360,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX, 4.950%, 07/05/2033	$316,910	0.1
100,000	(2),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	68,948	0.0
1,100,000	(2),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.180%, 11/15/2045	1,046,468	0.3
1,000,000	(2),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	843,617	0.2
820,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.647%, 04/15/2047	774,476	0.2
1,000,000	(2),(3)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.601%, 03/10/2049	688,485	0.2
1,850,000	(2),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.523%, 11/15/2045	1,525,098	0.4
172,995		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	165,498	0.0
441,574	(2)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 6.539%, (US0001M + 2.150%), 02/25/2035	431,438	0.1
2,000,000	(2)	SMRT 2022-MINI F, 7.686%, (TSFR1M + 3.350%), 01/15/2039	1,829,278	0.5
5,000,000	(2),(3)	UBS-Barclays Commercial Mortgage Trust 2013-C6 C, 4.026%, 04/10/2046	4,599,657	1.2
191,004	(2)	VMC Finance 2019-FL3 A LLC, 5.426%, (US0001M + 1.100%), 09/15/2036	184,352	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $34,545,875)		31,696,464	8.1

ASSET-BACKED SECURITIES: 18.4%
		Automobile Asset-Backed Securities: 3.5%
39,989		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	39,932	0.0
400,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	387,157	0.1
400,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	391,658	0.1
700,000		AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	645,106	0.2
95,520		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	94,277	0.0
92,554		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	91,970	0.0
150,000		CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	135,450	0.0
300,000		CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	272,734	0.1
700,000		Carvana Auto Receivables Trust 2022-P1 A3, 3.350%, 02/10/2027	673,293	0.2
22,061		Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	22,030	0.0
2,365,904		Drive Auto Receivables Trust 2021-2 B, 0.580%, 12/15/2025	2,336,311	0.6
1,385,421		Exeter Automobile Receivables Trust 2021-3A B, 0.690%, 01/15/2026	1,363,588	0.4
557,005		Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	554,706	0.2
900,000		Ford Credit Auto Owner Trust 2022-A B, 1.910%, 07/15/2027	823,195	0.2
300,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	296,502	0.1
400,000		GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	401,507	0.1
157,373		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	155,078	0.0
1,050,000		Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	941,917	0.2
374,947	(2)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	353,527	0.1
38,918		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	38,900	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
1,350,000	(2)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	$1,274,342	0.3
121,183		Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	120,848	0.0
2,135,774		Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	2,119,808	0.5
279,994		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	277,742	0.1
			13,811,578	3.5

		Credit Card Asset-Backed Securities: 0.2%
800,000	(2)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	754,740	0.2

		Other Asset-Backed Securities: 13.9%
600,000	(2)	Allegany Park CLO Ltd. 2019-1A AR, 5.263%, (TSFR3M + 1.300%), 01/20/2035	584,774	0.1
400,000	(2)	ARES XLVI CLO Ltd. 2017-46A A2, 5.309%, (US0003M + 1.230%), 01/15/2030	385,830	0.1
250,000	(2)	Babson CLO Ltd. 2017-1A A2, 5.544%, (US0003M + 1.350%), 07/18/2029	243,904	0.1
1,900,000	(2)	Ballyrock CLO 17 Ltd. 2021-17A A1B, 5.643%, (US0003M + 1.400%), 10/20/2034	1,831,554	0.5
500,000	(2)	Barings Clo Ltd. 2019-4A A1, 5.409%, (US0003M + 1.330%), 01/15/2033	492,413	0.1
2,900,000	(2)	BDS 2021-FL10 E Ltd., 7.689%, (US0001M + 3.350%), 12/16/2036	2,648,104	0.7
2,000,000	(2)	Benefit Street Partners CLO XX Ltd. 2020-20A AR, 5.249%, (US0003M + 1.170%), 07/15/2034	1,953,498	0.5
2,500,000	(2)	BlueMountain CLO XXXII Ltd. 2021-32A A, 5.249%, (US0003M + 1.170%), 10/15/2034	2,437,782	0.6
4,000,000	(2)	BRSP 2021-FL1 B Ltd., 6.239%, (US0001M + 1.900%), 08/19/2038	3,778,544	1.0
450,000	(2)	Carlyle US Clo 2017-2A CR Ltd., 5.643%, (US0003M + 1.400%), 07/20/2031	439,199	0.1
500,000	(2)	Carlyle US CLO 2020-2A A1R Ltd., 5.498%, (US0003M + 1.140%), 01/25/2035	486,076	0.1
800,000	(2)	Carlyle US Clo 2021-4A A2 Ltd., 5.643%, (US0003M + 1.400%), 04/20/2034	774,640	0.2
500,000	(2)	Cedar Funding IV CLO Ltd.2014-4A ARR, 5.485%, (US0003M + 1.160%), 07/23/2034	486,122	0.1
600,000	(2)	Cifc Funding 2014-4R A1AR Ltd., 5.249%, (US0003M + 1.170%), 01/17/2035	584,845	0.1
600,000	(2)	CIFC Funding 2019-6A A1 Ltd., 5.409%, (US0003M + 1.330%), 01/16/2033	593,651	0.2
250,000	(2)	CIFC Funding 2019-6A A2 Ltd., 5.829%, (US0003M + 1.750%), 01/16/2033	244,439	0.1
500,000	(2)	CIFC Funding 2020-2A AR Ltd., 5.413%, (US0003M + 1.170%), 10/20/2034	488,775	0.1
2,750,000	(2)	CIFC Funding 2020-IA A1R Ltd., 5.229%, (US0003M + 1.150%), 07/15/2036	2,690,705	0.7
2,650,000		CNH Equipment Trust 2021-B A3, 0.440%, 08/17/2026	2,507,994	0.6
650,000		CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	606,152	0.2
250,000	(2)	Deer Creek Clo Ltd. 2017-1A A, 5.423%, (US0003M + 1.180%), 10/20/2030	247,170	0.1
358,438	(2)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 5.806%, (US0003M + 1.200%), 08/15/2030	355,656	0.1
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 5.493%, (US0003M + 1.250%), 01/20/2030	237,731	0.1
294,106	(2)	Elevation CLO 2014-2A A1R Ltd., 5.355%, (TSFR3M + 1.230%), 10/15/2029	291,558	0.1
250,000	(2)	Elmwood CLO IX Ltd. 2021-2A A, 5.373%, (US0003M + 1.130%), 07/20/2034	244,244	0.1
2,500,000		John Deere Owner Trust 2021-B A3, 0.520%, 03/16/2026	2,373,875	0.6
450,000		John Deere Owner Trust 2022-A A4, 2.490%, 01/16/2029	424,366	0.1
750,000	(2)	Kayne CLO 6 Ltd. 2019-6A A1, 5.623%, (US0003M + 1.380%), 01/20/2033	740,131	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	(2)	Kayne CLO 7 Ltd. 2020-7A A1, 5.279%, (US0003M + 1.200%), 04/17/2033	$490,739	0.1
2,600,000	(2)	Kubota Credit Owner Trust 2021-2A A3, 0.560%, 11/17/2025	2,442,651	0.6
2,750,000	(2)	Magnetite XXVI Ltd. 2020-26A A2R, 5.758%, (US0003M + 1.400%), 07/25/2034	2,650,923	0.7
500,000	(2)	Marble Point CLO XIV Ltd. 2018-2A A1R, 5.523%, (US0003M + 1.280%), 01/20/2032	489,265	0.1
300,168	(2)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	296,179	0.1
1,575,000	(2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL6 C, 6.176%, (US0001M + 1.850%), 07/16/2036	1,454,007	0.4
340,000	(2)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 5.567%, (US0003M + 1.340%), 01/19/2033	335,578	0.1
400,000	(2)	Oaktree CLO Ltd. 2021-1A A1, 5.239%, (US0003M + 1.160%), 07/15/2034	390,581	0.1
1,550,000	(2)	OCP CLO 2020-19A AR Ltd., 5.393%, (US0003M + 1.150%), 10/20/2034	1,514,145	0.4
400,000	(2)	OCP CLO 2021-22A A Ltd., 5.423%, (US0003M + 1.180%), 12/02/2034	389,545	0.1
250,000	(2)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 5.577%, (US0003M + 1.350%), 07/19/2030	238,602	0.1
600,000	(2)	Octagon Loan Funding Ltd. 2014-1A ARR, 5.854%, (US0003M + 1.180%), 11/18/2031	590,974	0.1
3,700,000	(2)	OHA Credit Partners XIII Ltd. 2016-13A AR, 5.448%, (US0003M + 1.170%), 10/25/2034	3,608,329	0.9
3,000,000	(2)	OHA Credit Partners XVI 2021-16A A, 5.344%, (US0003M + 1.150%), 10/18/2034	2,934,813	0.7
500,000	(2)	OHA Loan Funding 2015-1A AR3 Ltd., 5.377%, (US0003M + 1.150%), 01/19/2037	487,879	0.1
493,609	(2)	Palmer Square CLO 2015-2A A1R2 Ltd., 5.343%, (US0003M + 1.100%), 07/20/2030	488,024	0.1
1,650,000	(2)	Palmer Square CLO 2019-1A A1R Ltd., 5.800%, (US0003M + 1.150%), 11/14/2034	1,612,139	0.4
350,000	(2)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	323,010	0.1
600,000	(2)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	585,929	0.1
410,000	(2)	Sound Point CLO XXV Ltd. 2019-4A A1R, 5.340%, (TSFR3M + 1.280%), 04/25/2033	390,620	0.1
500,000	(2)	THL Credit Wind River 2019-1A AR CLO Ltd., 5.403%, (US0003M + 1.160%), 07/20/2034	485,893	0.1
1,650,000	(2)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	1,519,676	0.4
300,000	(2)	Wellman Park CLO Ltd. 2021-1A A, 5.179%, (US0003M + 1.100%), 07/15/2034	293,852	0.1
1,250,000	(2)	Wind River 2022-1A A CLO Ltd., 5.493%, (TSFR3M + 1.530%), 07/20/2035	1,235,146	0.3
			54,422,231	13.9

		Student Loan Asset-Backed Securities: 0.8%
3,636	(2)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	3,627	0.0
32,842	(2)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	32,237	0.0
300,000	(2)	Navient Private Education Loan Trust 2014-AA A3, 5.918%, (US0001M + 1.600%), 10/15/2031	297,017	0.1
209,865	(2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	194,333	0.0
65,445	(2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	58,079	0.0
115,472	(2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	99,939	0.0
1,672,568	(2)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	1,402,907	0.4
394,939	(2)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	332,972	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
431,880	(2)	Sofi Professional Loan Program 2018-A A2B LLC, 2.950%, 02/25/2042	$415,526	0.1
460,155	(2)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	378,956	0.1
			3,215,593	0.8

	Total Asset-Backed Securities
	(Cost $75,344,583)		72,204,142	18.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal Home Loan Mortgage Corporation: 0.1%(6)
11,820		5.500%,01/01/2037	11,876	0.0
18,143		5.500%,08/01/2038	18,228	0.0
5,463		5.500%,10/01/2038	5,489	0.0
677		5.500%,10/01/2038	680	0.0
126,700		5.500%,11/01/2038	131,642	0.1
97,949		5.500%,02/01/2039	98,412	0.0
			266,327	0.1

		Uniform Mortgage-Backed Securities: 0.0%
8,619		5.000%,03/01/2027	8,676	0.0
95,196		5.000%,05/01/2042	97,303	0.0
			105,979	0.0

	Total U.S. Government Agency Obligations
	(Cost $387,544)		372,306	0.1

	Total Long-Term Investments
	(Cost $393,902,631)		377,918,563	96.2

SHORT-TERM INVESTMENTS: 17.3%
		Commercial Paper: 0.9%
3,500,000		Duke Energy DUKESG, 6.120%, 01/03/2023
		(Cost $3,499,121)	3,498,241	0.9

		Repurchase Agreements: 9.4%
9,522,100	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $9,526,587, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $9,712,542, due 01/15/23-11/20/72)	9,522,100	2.4
7,750,418	(7)	Citadel Securities LLC, Repurchase Agreement dated 12/30/22, 4.41%, due 01/03/23 (Repurchase Amount $7,754,164, collateralized by various U.S. Government Securities, 0.125%-6.250%, Market Value plus accrued interest $7,909,300, due 04/15/23-11/15/52)	7,750,418	2.0
3,430,729	(7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $3,432,346, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $3,501,016, due 03/01/23-11/20/72)	3,430,729	0.9
8,365,176	(7)	National Bank Financial, Repurchase Agreement dated 12/30/22, 4.34%, due 01/03/23 (Repurchase Amount $8,369,155, collateralized by various U.S. Government Securities, 0.000%-4.435%, Market Value plus accrued interest $8,532,480, due 01/03/23-09/09/49)	8,365,176	2.1
7,819,603	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/30/22, 4.34%, due 01/03/23 (Repurchase Amount $7,823,322, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,976,033, due 01/15/24-02/15/51)	7,819,603	2.0

	Total Repurchase Agreements
	(Cost $36,888,026)		36,888,026	9.4

		Time Deposits: 1.0%
1,000,000	(7)	Canadian Imperial Bank of Commerce, 4.300%, 01/03/2023	1,000,000	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
1,000,000	(7) Landesbank Baden-Wuerttemberg, 4.320%, 01/03/2023	$1,000,000	0.3
1,000,000	(7) The Royal Bank of Canada, 4.320%, 01/03/2023	1,000,000	0.2
1,000,000	(7) Toronto-Dominion Bank, 4.310%, 01/03/2023	1,000,000	0.2

	Total Time Deposits
	(Cost $4,000,000)	4,000,000	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.0%
23,493,000	(8) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.150%
	(Cost $23,493,000)	23,493,000	6.0

	Total Short-Term Investments
	(Cost $67,880,147)	67,879,267	17.3

	Total Investments in Securities (Cost $461,782,778)	$445,797,830	113.5
	Liabilities in Excess of Other Assets	(53,024,223)	(13.5)
	Net Assets	$392,773,607	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2022.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2022.

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$150,602,568	$–	$150,602,568
Collateralized Mortgage Obligations	–	23,125,995	–	23,125,995
Commercial Mortgage-Backed Securities	–	31,696,464	–	31,696,464
Asset-Backed Securities	–	72,204,142	–	72,204,142
U.S. Government Agency Obligations	–	372,306	–	372,306
U.S. Treasury Obligations	–	99,917,088	–	99,917,088
Short-Term Investments	23,493,000	44,386,267	–	67,879,267
Total Investments, at fair value	$23,493,000	$422,304,830	$–	$445,797,830
Other Financial Instruments+
Futures	113,962	–	–	113,962
Total Assets	$23,606,962	$422,304,830	$–	$445,911,792
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(68,492)	$–	$(68,492)
Total Liabilities	$–	$(68,492)	$–	$(68,492)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2022, the following futures contracts were outstanding for Voya Short Term Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	683	03/31/23	$140,068,359	$92,863
			$140,068,359	$92,863
Short Contracts:
U.S. Treasury 5-Year Note	(168)	03/31/23	(18,132,187)	21,099
			$(18,132,187)	$21,099

At December 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Short Term Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 39, Version 1	Buy	(5.000)	12/20/27	USD	3,840,000	$(22,364)	$(68,492)
						$(22,364)	$(68,492)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Currency Abbreviations
USD	-	United States Dollar

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $460,753,621.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$222,131
Gross Unrealized Depreciation	(15,086,324)
Net Unrealized Depreciation	$(14,864,193)